Federated High Income Bond Fund, Inc.

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                               June 1, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE: FEDERATED HIGH INCOME BOND FUND, INC. (the "Fund")

           1933 Act File No. 2-60103
           1940 Act File No. 811-2782

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 51 on May 28, 2004.

            If you have any questions regarding this certification, please contact me at (412) 288-2614.





                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary